Taxation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	May 31, 2023 CNY (¥)	May 31, 2022 CNY (¥)
Taxation
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Retained earnings	¥ (2,528,273)	¥ (2,512,537)		$ (346,372)
Unrecognized tax benefits	2,102	2,102	¥ 14,421
Interest expense penalty	0	0	¥ 0
Liability for accrued interest penalty	0	¥ 0
Income tax statute expiration expected reserve in next 12 month	¥ 2,102
Deferred tax assets					¥ 58,975	¥ 2,255
Cayman Islands
Taxation
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)	0.00%
Enterprise income tax rate (as a percent)	0.00%	0.00%	0.00%
Hong Kong
Taxation
Operating loss carryforwards	¥ 0
Hong Kong | Minimum
Taxation
Enterprise income tax rate (as a percent)	15.00%
Hong Kong | Maximum
Taxation
Enterprise income tax rate (as a percent)	16.50%
Hong Kong | Profit Below 2 Million HK Dollar
Taxation
Enterprise income tax rate (as a percent)	8.25%
Hong Kong | Profit Above 2 Million HK Dollar
Taxation
Enterprise income tax rate (as a percent)	16.50%
PRC
Taxation
Enterprise income tax rate (as a percent)	25.00%
Operating loss carryforwards	¥ 84,745
PRC | FIE
Taxation
Withholding income tax rate on dividends Distributed (as a percent)	10.00%
Maximum withholding income tax rate on dividends paid (as a percent)	5.00%
Retained earnings	¥ 0